ASSET RETIREMENT OBLIGATIONS - Schedule of Changes to the ARO Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	$ 8	$ 7
Changes in timing and amount of estimated cash flows	0	0
Liabilities incurred	0	0
Liabilities settled	0	0
Accretion	0	1
Ending balance	8	8
First Energy [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	455	209
Changes in timing and amount of estimated cash flows	(51)	131
Liabilities incurred	1	95
Liabilities settled	(154)	(4)
Accretion	26	24
Ending balance	$ 277	$ 455